Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 29, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2021	¥ 60,252	$ 8,619
2022	53,041	7,587
2023	46,366	6,633
2024	26,907	3,849
2025	20,375	2,915
Thereafter	18,828	2,693
Total minimum lease payments	225,769	32,296
Less: amount representing interest	(26,417)	(3,779)
Present value of minimum lease payments	¥ 199,352	$ 28,517